INVESTMENT PROPERTIES INVESTMENT PROPERTIES - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jan. 31, 2019	Jan. 01, 2019
Disclosure of detailed information about investment property [line items]
Decrease in debt obligations		$ 11,499	$ 0
Commercial properties
Disclosure of detailed information about investment property [line items]
Decrease in debt obligations		10,701	$ 0
Right-of-use assets		$ 688
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		0.25%
BSREP III | Entering into significant commitments or contingent liabilities
Disclosure of detailed information about investment property [line items]
Consideration transferred, acquisition-date fair value	$ 15,000
Controlling interest (as a percentage)	25.00%			7.00%
Brookfield Property Partners L.P. | BSREP III | Entering into significant commitments or contingent liabilities
Disclosure of detailed information about investment property [line items]
Contractual capital commitments				$ 1,000
Owner-occupied property measured using investment property fair value model [member]
Disclosure of detailed information about investment property [line items]
Right-of-use assets		$ 718			$ 721
Right-of-use assets, increase (decrease) in revaluation surplus		1
Investment properties | BSREP III
Disclosure of detailed information about investment property [line items]
Decrease in debt obligations	$ 11,499
Investments accounted for using equity method | BSREP III
Disclosure of detailed information about investment property [line items]
Decrease in debt obligations	1,434	$ 1,434
Other property, plant and equipment [member] | BSREP III
Disclosure of detailed information about investment property [line items]
Decrease in debt obligations	789
Debt obligations | BSREP III
Disclosure of detailed information about investment property [line items]
Decrease in debt obligations	$ 13,601